NOTE 21 - Sales and Marketing Expenses: Schedule of Sales and Marketing expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Wage and salaries
Selling expense	$ 2,251	$ 2,137
Share based compensation
Selling expense	145	175
Subcontractors
Selling expense	12,840	9,063
Depreciation and amortization
Selling expense	206	159
Office maintenance, communication and Travel
Selling expense	370	199
Selling expense	$ 15,812	$ 11,733